Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

On September 1, 2017 (the “Acquisition Date”), the Company, through its wholly owned subsidiary Nexeon Europe, completed the acquisition of NMB pursuant to an acquisition agreement (the “Acquisition Agreement”) entered into on January 10, 2017, between Rosellini Scientific, LLC (“RS”), a Texas limited liability company controlled by our chief executive officer, William Rosellini, and Nexeon Europe (the “Acquisition”). RS was the sole shareholder of NMB, owning 107,154 shares (the “NMB Shares”). Pursuant to the Acquisition Agreement, RS granted to Nexeon Europe the exclusive and irrevocable right to purchase the NMB Shares upon the terms and conditions set forth in the Acquisition Agreement (the “Right to Purchase”). The consideration for the Right to Purchase was USD $1,000 (the “Acquisition Price”). Upon Nexeon Europe exercising the Right to Purchase, the Acquisition Agreement was automatically deemed converted into and considered a share transfer agreement for the purchase of the NMB Shares, and the Acquisition Price became the purchase price of the NMB Shares and was deemed to have been satisfied by Nexeon Europe to RS as of the date of the Acquisition Date.

Due to RS controlling both the Company and NMB, the acquisition has been recorded as a combination of entities under common control, and the results of NMB for the three months ended March 31, 2018 and 2017 are reported retrospectively on a consolidated basis in the Company’s financial statements.

Included in the acquisition of NMB are its wholly owned subsidiaries, Medi-Line and its holding company INGEST. On August 30, 2017, NMB acquired INGEST and Medi-Line for $1,648,240 (payable as €1,450,000 EUR cash), or $977.996 (€891,496 EUR) net of cash acquired. As part of the transaction, and prior to the acquisition, Nexeon Europe loaned NMB $970,400 (€818,075 EUR) pursuant to the existing loan agreement and promissory note, NMB secured a credit facility in the amount of $330,319 (€275,000 EUR), and Medi-Line loaned NMB $540,032 (€450,000 EUR). Payment of the purchase price included the settlement of a note payable in the amount of $120,007 (€100,000 EUR) and a dividend payable in the amount of $9,901 (€8,250 EUR) to the sellers of INGEST. The balance of the loan and all accrued interest related to the loan agreement and promissory note between Nexeon Europe and NMB, along with the $540,032 (€450,000 EUR) loan from Medi-Line to NMB, is eliminated through consolidation in the financial statements.

Medi-Line provides the medical device manufacturing expertise and experience needed to scale our business. Medi-Line is a leading global source of innovative medical device solutions, with existing customers that include Fortune 50 companies, neurostimulator companies, and the Company. Medi-Line provides high quality and efficiency in the development, engineering, and manufacturing of medical devices for the med-tech and pharmaceutical industries.

The acquisition of INGEST and Medi-Line was accounted for using the acquisition method, and, accordingly, the results of operations of INGEST and Medi-Line were reported in the Company’s financial statements beginning on August 30, 2017, the date of acquisition. The Revenue and Net income reported in the financial statements for the combined INGEST and Medi-Line for the three months ended March 31, 2018 were $2,456,224 and $146,441 respectively.

Unaudited Pro Forma Consolidated Results

The following table provides unaudited pro forma results of operations for the three months ended March 31, 2018 and 2017, as if INGEST and Medi-line had been acquired as of January 1, 2017. The pro forma results include the effect of certain purchase accounting adjustments, such as the estimated changes in depreciation and amortization expense on the acquired tangible and intangible assets, and the recognition of grant subsidies. Pro forma results do not include any anticipated cost savings or other effects of the planned integration of INGEST and Medi-Line. Accordingly, such amounts are not necessarily indicative of the results if the acquisition had occurred on the dates indicated, or which may occur in the future.

	For the Three Months Ended
	March 31,
	2018	2017
Revenues	$2,870,034	$2,058,781
Net income (loss)	(949,669)	(1,547,958)
Net income (loss) per common share, basic and diluted	$(0.03)	$(0.07)

NOTE 3 – BUSINESS COMBINATIONS

On September 1, 2017 (the “Acquisition Date”), the Company, through its wholly-owned subsidiary Nexeon Europe, completed the acquisition of NMB pursuant to the Acquisition Agreement entered into on January 10, 2017, between Rosellini Scientific, LLC (“RS”), a Texas limited liability company controlled by our Chief Executive Officer, William Rosellini, and Nexeon Europe (the “Acquisition”). RS was the sole shareholder of NMB owning 107,154 shares (the “Shares”). Pursuant to the Acquisition Agreement, RS granted to Nexeon Europe the exclusive and irrevocable right to purchase the Shares upon the terms and conditions set forth in the Acquisition Agreement (the “Right to Purchase”). The consideration for the Right to Purchase was US $1,000 (the “Acquisition Price”). Upon Nexeon Europe exercising the Right to Purchase, the Agreement was automatically deemed converted into and considered a share transfer agreement for the purchase of the Shares and the Acquisition Price became the Purchase Price of the Shares and was deemed to have been satisfied by Nexeon Europe to RS as of the date of the Acquisition Agreement.

Due to RS controlling both the Company and NMB, the acquisition has been recorded as a combination of entities under common control and the results of NMB for the years ended December 31, 2017 and 2016 are reported retrospectively on a consolidated basis in the Company’s financial statements.

Included in the acquisition of NMB, are its wholly-owned subsidiaries, Medi-Line and its holding company INGEST. On August 30, 2017, NMB acquired INGEST and Medi-Line for $1,648,240 (payable as €1,450,000 EUR cash) or $977,996 (€891,496 EUR) net of cash acquired. As part of the transaction, and prior to the acquisition, Nexeon Europe loaned NMB $970,400 (€818,075 EUR) pursuant to the existing loan agreement and promissory note, NMB secured a credit facility in the amount of $330,319 (€275,000 EUR) and Medi-Line loaned NMB $540,032 (€450,000 EUR). Payment of the purchase price included the settlement of a note payable in the amount of $120,007 (€100,000 EUR) and a dividend payable in the amount of $9,901 (€8,250 EUR) to the sellers of INGEST. The balance of the loan and all accrued interest related to the loan agreement and promissory note between Nexeon Europe and NMB along with the $540,032 (€450,000 EUR) loan from Medi-Line to NMB is eliminated through consolidation in the financial statements.

Medi-Line provides the medical device manufacturing expertise and experience needed to scale our business.  Medi-Line is a leading global source of innovative medical device solutions with existing customers that include Fortune 50 companies, neurostimulator companies, and the Company. Medi-Line provides high quality and efficiency in the development, engineering, and manufacturing of medical devices for the med-tech and pharmaceutical industries.

The acquisition of INGEST and Medi-Line was accounted for using the acquisition method and, accordingly, the results of operations of INGEST and Medi-Line were reported in the Company's financial statements beginning on August 30, 2017, the date of acquisition. The Revenue and Net loss reported in the financial statements for the combined INGEST and Medi-Line for the year ending December 31, 2017 were $2,972,993 and $116,974 respectively. Medi-Line incurred a charge in the amount of $168,933 related to a severance payment for a long-term employee that was terminated. In Belgium, severance payment requirements and accruals are administered by and mandated by the Belgian government and accrue based on time in service.

The following table presents the fair value of assets acquired and liabilities assumed as of the acquisition date on August 30, 2017, based on management’s preliminary allocation as well as the adjustments made up to December 31, 2017, based on the certified valuations:

	Preliminary	Final
	August 30 2017	December 31, 2017
Purchase price	$1,740,102	$1,740,102

Cash and cash equivalents	670,244	670,244
Inventory	2,224,907	2,100,668
Accounts receivable	1,384,957	1,384,957
Grants receivable	190,002	190,002
Other current assets	21,819	21,819
Property, plant and equipment	1,728,151	3,633,826
Software licenses	35,513	—
Note receivable	540,032	540,032
Intangible assets	445,585	2,150,000
Total Assets Acquired	7,241,210	10,691,548

Current liabilities	2,452,166	2,225,735
Deferred charges	12,244	12,244
Non-current liabilities	2,401,913	2,401,913
Total Liabilities Assumed	4,866,323	4,639,892

Net Assets Acquired	2,374,887	6,015,656
Goodwill	$(634,785)	$(4,311,554)

The acquisition of INGEST and Medi-Line resulted in approximately $4,311,554 of negative goodwill based on third-party valuations. The negative goodwill is recorded as a bargain purchase in other income on the statements of comprehensive income. The income related to the bargain purchase is not expected to be applicable for tax purposes.

Unaudited Pro forma Consolidated Results

The following table provides unaudited pro forma results of operations for the years ended December 31, 2017 and 2016, as if INGEST and Medi-line had been acquired as of January 1, 2016. The pro forma results include the effect of certain purchase accounting adjustments such as the estimated changes in depreciation and amortization expense on the acquired tangible and intangible assets and the recognition of grant subsidies. However, pro forma results do not include any anticipated cost savings or other effects of the planned integration of INGEST and Medi-Line. Accordingly, such amounts are not necessarily indicative of the results if the acquisition had occurred on the dates indicated or which may occur in the future.

	December 31,
	2017	2016
Revenues	$7,880,467	$8,496,687
Net income (loss)	(1,837,096)	(504,113)
Net income (loss) per common share, basic and diluted	$(0.07)	$(0.03)